Other assets and prepaid expenses- Summary of Other Noncurrent Assets and Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Assets, Noncurrent [Abstract]
Deferred tax assets	$ 61,089	$ 70,729
Seller indemnification	2,611	5,052
Equity method investments	1,996	3,105
Account receivable related to non-air segment business sale	7,716	0
Others	749	0
Total other non-current assets and prepaid expenses	74,161	78,886
Brazil
Other Assets, Noncurrent [Abstract]
Equity method investments	$ 1,700	$ 2,500